UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH INCOME FUND INC.

FORM N-Q

MARCH 31, 2010

Schedule of investments (unaudited)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
CORPORATE BONDS & NOTES — 87.1%
CONSUMER DISCRETIONARY — 15.0%
Auto Components — 0.1%
Allison Transmission Inc., Senior Notes	11.000%	11/1/15	35,000	$37,450	(a)
Lear Corp., Senior Notes	8.125%	3/15/20	10,000	10,213
Total Auto Components				47,663
Automobiles — 0.8%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	525,000	199,500	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	440,000	163,900	(b)
Total Automobiles				363,400
Diversified Consumer Services — 0.7%
Service Corp. International, Senior Notes	7.500%	4/1/27	60,000	55,200
Sotheby’s, Senior Notes	7.750%	6/15/15	100,000	102,125
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	195,000	201,825	(a)
Total Diversified Consumer Services				359,150
Hotels, Restaurants & Leisure — 6.4%
Ameristar Casinos Inc., Senior Notes	9.250%	6/1/14	125,000	131,562
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	40,000	33,600
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	165,000	150,975	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	285,000	255,075
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	85,000	87,975
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	130,000	86,125
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	229,000	191,787
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	86,000	76,755
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	365,000	395,112
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	120,000	80,400	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	380,000	184,300	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	95,000	102,600	(a)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	260,000	247,000
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	5,000	5,056
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	15,000	16,613	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	40,000	45,200	(a)
MGM MIRAGE Inc., Senior Secured Notes	9.000%	3/15/20	120,000	124,200	(a)
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	50,000	43,000
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	210,000	224,700	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	30,000	27,825
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000	196,650	(a)
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	40,000	40,800	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	125,000	122,813	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	95,000	80,275
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	90,000	66,150	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	15,000	11,625	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	215,000	15,588	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	90,000	6,975	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	175,000	1,094	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	20,000	125	(b)(c)
Total Hotels, Restaurants & Leisure				3,051,955
Household Durables — 0.4%
American Greetings Corp., Senior Notes	7.375%	6/1/16	45,000	45,113
American Greetings Corp., Senior Notes	7.375%	6/1/16	5,000	4,700
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	100,000	105,750	(a)
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	59,000	56,345	(c)
Total Household Durables				211,908

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Internet & Catalog Retail — 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	70,000	$73,850
QVC Inc., Senior Secured Notes	7.375%	10/15/20	65,000	65,650	(a)
Total Internet & Catalog Retail				139,500
Leisure Equipment & Products — 0.1%
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	50,000	47,875
Media — 4.5%
Affinion Group Inc., Senior Subordinated Notes	10.125%	10/15/13	80,000	82,400
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	64,850	77,658	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	110,000	106,150	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	90,000	87,750	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	290,000	325,887	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	100,000	97,250
CSC Holdings Inc., Senior Debentures	7.875%	2/15/18	230,000	242,650
DISH DBS Corp., Senior Notes	6.625%	10/1/14	90,000	90,900
DISH DBS Corp., Senior Notes	7.875%	9/1/19	215,000	224,675
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	140,000	148,050	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000	106,000	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	180,000	171,900
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	195,000	214,500	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	65,000	68,575	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	20,000	21,950
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	90,000	96,075
Total Media				2,162,370
Multiline Retail — 0.2%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	105,000	93,975
Specialty Retail — 0.9%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	115,000	85,387	(a)
Michaels Stores Inc., Senior Notes	10.000%	11/1/14	100,000	106,000
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000	119,350
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	160,000	142,400
Total Specialty Retail				453,137
Textiles, Apparel & Luxury Goods — 0.6%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	245,000	274,400
TOTAL CONSUMER DISCRETIONARY				7,205,333
CONSUMER STAPLES — 1.2%
Food Products — 0.3%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	70,000	71,050	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	60,000	67,200	(a)
Total Food Products				138,250
Household Products — 0.4%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	55,000	54,725	(a)
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	120,000	123,900	(a)
Total Household Products				178,625
Tobacco — 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	200,000	210,000	(a)
Alliance One International Inc., Senior Notes	10.000%	7/15/16	40,000	42,000	(a)
Total Tobacco				252,000
TOTAL CONSUMER STAPLES				568,875
ENERGY — 12.1%
Energy Equipment & Services — 1.4%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	145,000	160,225

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Energy Equipment & Services — continued
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	110,000	$109,450
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	85,000	85,213	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	190,000	193,087
Parker Drilling Co., Senior Notes	9.125%	4/1/18	140,000	144,025	(a)
Total Energy Equipment & Services				692,000
Oil, Gas & Consumable Fuels — 10.7%
Arch Coal Inc., Senior Notes	8.750%	8/1/16	120,000	127,500	(a)
Atlas Pipeline Partners LP, Senior Notes	8.750%	6/15/18	50,000	48,500
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	365,000	343,100
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	110,000	121,825
Chesapeake Energy Corp., Senior Notes	6.625%	1/15/16	95,000	93,575
Chesapeake Energy Corp., Senior Notes	6.875%	1/15/16	150,000	148,875
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	145,000	145,725
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	55,000	55,413
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	60,000	64,500
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	180,000	185,850	(a)
Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds	5.251%	4/15/10	339,054	250,900	(a)(c)(d)(e)
Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	90,000	93,262	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	128,000	136,320
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	75,000	74,087
El Paso Corp., Notes	7.875%	6/15/12	200,000	212,885
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	120,000	121,948	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	75,000	71,448	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	10,000	6,450	(a)(b)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	20,000	20,400
KazMunaiGaz Finance Sub B.V., Senior Notes	8.375%	7/2/13	100,000	112,875	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	130,000	130,487	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	140,000	144,550	(a)
Mariner Energy Inc., Senior Notes	7.500%	4/15/13	85,000	86,063
Mariner Energy Inc., Senior Notes	8.000%	5/15/17	45,000	44,438
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	45,000	46,406
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	165,000	169,950	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	100,000	103,500	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	130,000	122,850
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	140,000	139,650
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	55,000	57,045
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	145,000	152,069
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	75,000	67,875	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	60,000	51,900	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	110,000	122,100
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	115,000	122,475
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	155,000	178,250
SandRidge Energy Inc., Senior Notes	8.625%	4/1/15	450,000	439,875	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	90,000	89,100
Teekay Corp., Senior Notes	8.500%	1/15/20	260,000	273,000
Whiting Petroleum Corp., Senior Subordinated Notes	7.250%	5/1/12	125,000	125,937
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	10,000	10,288
Williams Partners LP, Senior Notes	5.250%	3/15/20	10,000	10,040	(a)
Total Oil, Gas & Consumable Fuels				5,123,286
TOTAL ENERGY				5,815,286

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
FINANCIALS — 16.6%
Capital Markets — 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	140,000		$33,250	(b)
Commercial Banks — 2.3%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	140,000		115,945
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		108,750	(a)(d)(f)
HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank)	8.900%	12/20/10	1,224,000	RUB	33,630	(c)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	140,000		132,181	(a)(d)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	140,000		139,300
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	90,000		91,575
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	75,000		72,920
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	30,000		28,435
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	140,000		145,936	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	70,000		76,139	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	150,000		173,790	(a)
Total Commercial Banks					1,118,601
Consumer Finance — 5.0%
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	185,000		214,138	(a)
Ford Motor Credit Co., LLC, Senior Notes	9.875%	8/10/11	190,000		201,574
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	105,000		108,783
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	625,000		747,419
GMAC Inc., Senior Notes	7.500%	12/31/13	30,000		30,825
GMAC Inc., Senior Notes	8.300%	2/12/15	30,000		31,575	(a)
GMAC Inc., Senior Notes	8.000%	3/15/20	160,000		164,400	(a)
GMAC LLC, Debentures, zero coupon bond	0.000%	6/15/15	410,000		264,450
GMAC LLC, Senior Bonds, zero coupon bond	0.000%	12/1/12	160,000		130,228
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	145,000		146,862
SLM Corp., Senior Notes	8.000%	3/25/20	360,000		351,143
Total Consumer Finance					2,391,397
Diversified Financial Services — 6.9%
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	280,000		277,200
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	150,000		146,344	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	15,000		15,327	(d)(f)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	110,000		130,657
CCM Merger Inc., Notes	8.000%	8/1/13	220,000		192,500	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	64,771		61,370
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	44,771		41,861
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	134,619		124,523
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	484,468		448,133
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	30,000		30,069
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	130,000		133,250	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	120,000		134,400	(a)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	220,000		215,139
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	210,000		198,239
International Lease Finance Corp., Notes	5.875%	5/1/13	50,000		48,050
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	90,000		92,298	(a)
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	5,000		5,348	(d)(f)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	165,000		171,394	(a)
Leucadia National Corp., Senior Notes	7.750%	8/15/13	40,000		41,800
Leucadia National Corp., Senior Notes	8.125%	9/15/15	120,000		124,950
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000		131,950

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Financial Services — continued
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	70,000	$69,259	(a)
New Communications Holdings Inc., Senior Notes	8.750%	4/15/22	16,000	16,080	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	210,000	229,425	(a)
UPC Germany GmbH, Senior Secured Bonds	8.125%	12/1/17	100,000	103,625	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	140,000	136,850	(a)
Total Diversified Financial Services				3,320,041
Insurance — 0.9%
American International Group Inc., Junior Subordinated Notes	8.175%	5/15/58	85,000	72,462	(d)
American International Group Inc., Medium-Term Notes, Senior Notes	5.450%	5/18/17	210,000	193,466
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	25,000	23,265
American International Group Inc., Senior Notes	8.250%	8/15/18	100,000	105,086
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	60,000	61,800	(a)
Total Insurance				456,079
Real Estate Investment Trusts (REITs) — 0.2%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	70,000	72,450	(a)
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	20,000	19,950
Total Real Estate Investment Trusts (REITs)				92,400
Real Estate Management & Development — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	54,600	24,570	(a)(c)
Realogy Corp., Senior Notes	10.500%	4/15/14	590,000	511,825
Realogy Corp., Senior Toggle Notes	11.000%	4/15/14	18,445	16,232	(e)
Total Real Estate Management & Development				552,627
TOTAL FINANCIALS				7,964,395
HEALTH CARE — 4.7%
Health Care Equipment & Supplies — 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	80,000	88,600
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	90,000	99,450	(e)
Total Health Care Equipment & Supplies				188,050
Health Care Providers & Services — 4.2%
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	345,000	313,087
HCA Inc., Senior Notes	6.300%	10/1/12	125,000	125,469
HCA Inc., Senior Notes	6.250%	2/15/13	5,000	4,988
HCA Inc., Senior Secured Notes	9.625%	11/15/16	136,000	146,030	(e)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	275,000	288,578	(a)
Tenet Healthcare Corp., Senior Notes	9.000%	5/1/15	130,000	140,725	(a)
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	240,000	270,000	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	50,000	42,875	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	190,000	190,000	(e)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	339,000	322,897	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	180,000	189,000
Total Health Care Providers & Services				2,033,649
Pharmaceuticals — 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	50,000	50,000	(a)
TOTAL HEALTH CARE				2,271,699
INDUSTRIALS — 10.1%
Aerospace & Defense — 1.0%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	190,000	201,875	(a)
Kac Acquisition Co., Subordinated Notes	8.000%	4/26/26	6,632	0	(b)(c)(g)
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	80,000	82,400	(a)
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	175,000	175,875	(a)
Total Aerospace & Defense				460,150

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Airlines — 3.1%
American Airlines Inc., Senior Secured Notes	10.500%	10/15/12	40,000	$42,800	(a)
Continental Airlines Inc., Pass-Through Certificates	8.312%	4/2/11	47,573	46,146
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	65,000	63,294
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	15,000	15,750	(g)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	500,000	470,000	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	90,000	89,550
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	85,883	80,838
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	337,079	337,079
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	60,000	61,800
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	65,000	68,656	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	180,000	189,900	(a)
Total Airlines				1,465,813
Building Products — 1.1%
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	139,000	149,772	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	130,000	140,075	(a)
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	120,444	129,779
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	101,750	(a)
USG Corp., Senior Notes	9.750%	8/1/14	20,000	21,300	(a)
Total Building Products				542,676
Commercial Services & Supplies — 1.9%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	160,000	175,600	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	260,000	232,700	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	70,000	72,012	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	155,000	158,875	(a)
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	150,000	149,250
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	115,000	122,475	(a)
Total Commercial Services & Supplies				910,912
Construction & Engineering — 0.2%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	100,000	107,250	(a)
Machinery — 0.1%
American Railcar Industries Inc., Senior Notes	7.500%	3/1/14	60,000	57,600
Marine — 0.5%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	240,000	230,400	(a)
Road & Rail — 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	9.625%	3/15/18	70,000	73,500	(a)
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	25,000	25,313
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	170,000	201,875
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	140,000	144,200	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	30,000	35,850
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	228,000	244,245
Total Road & Rail				724,983
Trading Companies & Distributors — 0.7%
Ashtead Capital Inc., Notes	9.000%	8/15/16	100,000	101,750	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	90,000	90,450	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	110,000	106,975
Penhall International Corp., Senior Secured Notes	12.000%	8/1/14	40,000	30,300	(a)(c)
Total Trading Companies & Distributors				329,475
TOTAL INDUSTRIALS				4,829,259
INFORMATION TECHNOLOGY — 3.1%
Communications Equipment — 0.4%
Lucent Technologies Inc., Debentures	6.450%	3/15/29	285,000	202,350
Electronic Equipment, Instruments & Components — 1.0%
Jabil Circuit Inc., Senior Notes	7.750%	7/15/16	200,000	211,500
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	10,000	10,850
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	275,000	269,500
Total Electronic Equipment, Instruments & Components				491,850
IT Services — 1.2%
Ceridian Corp., Senior Notes	12.250%	11/15/15	143,775	138,743	(e)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
IT Services — continued
First Data Corp., Senior Notes	9.875%	9/24/15	150,000		$130,125
First Data Corp., Senior Notes	10.550%	9/24/15	305,298		259,503	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	70,000		67,725	(a)
Total IT Services					596,096
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	100,000		96,000
Freescale Semiconductor Inc., Senior Notes	9.125%	12/15/14	55,058		53,131	(e)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	80,000		71,200
Total Semiconductors & Semiconductor Equipment					220,331
TOTAL INFORMATION TECHNOLOGY					1,510,627
MATERIALS — 8.8%
Chemicals — 1.9%
Ashland Inc., Senior Notes	9.125%	6/1/17	265,000		297,463	(a)
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	160,000		168,200	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	70,000		69,300	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	93,000	EUR	132,048	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	95,000		100,700
Solutia Inc., Senior Notes	7.875%	3/15/20	120,000		122,100
Total Chemicals					889,811
Construction Materials — 0.0%
Headwaters Inc., Senior Secured Notes	11.375%	11/1/14	5,000		5,244	(a)
Containers & Packaging — 0.9%
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	75,000		73,594
BWAY Corp., Senior Subordinated Notes	10.000%	4/15/14	40,000		43,200	(a)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	100,000		0	(b)(c)(g)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	155,000		164,300
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	150,000		152,625	(a)
Total Containers & Packaging					433,719
Metals & Mining — 2.7%
Evraz Group SA, Notes	8.875%	4/24/13	100,000		105,375	(a)
Evraz Group SA, Notes	9.500%	4/24/18	100,000		107,875	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	370,000		390,350
Novelis Inc., Senior Notes	7.250%	2/15/15	95,000		92,150
Novelis Inc., Senior Notes	11.500%	2/15/15	25,000		27,031
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	280,000		128,800	(a)
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	65,000		77,350
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	50,000		59,750
Vale Overseas Ltd., Notes	8.250%	1/17/34	62,000		73,013
Vale Overseas Ltd., Notes	6.875%	11/21/36	100,000		103,705
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	100,000		110,250	(a)
Total Metals & Mining					1,275,649
Paper & Forest Products — 3.3%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	149,143		157,532	(a)(b)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	90,000		90,000	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	346,000		320,050	(a)
Boise Paper Holdings LLC/Boise Co-Issuer Co., Senior Notes	8.000%	4/1/20	25,000		25,125	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	170,000		186,150	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	220,000		220,000
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	200,000		176,000
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	225,000		244,125	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	190,000		185,250
Total Paper & Forest Products					1,604,232
TOTAL MATERIALS					4,208,655

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
TELECOMMUNICATION SERVICES — 9.7%
Diversified Telecommunication Services — 5.4%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	250,000	$250,625	(a)
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	10,000	10,050	(a)
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	90,000	98,550	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	25,000	19,875
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	110,000	11	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	100,000	104,500	(a)
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	40,000	41,600
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	415,000	444,050
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	450,000	486,000
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	80,000	78,400
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	100,000	96,000	(a)
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	90,000	96,300	(a)
Qwest Corp., Debentures	6.875%	9/15/33	100,000	97,000
tw telecom holdings Inc., Senior Notes	8.000%	3/1/18	140,000	143,850	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	130,000	141,863	(a)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	100,000	108,750	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	140,000	139,300	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	230,000	236,325
Total Diversified Telecommunication Services				2,593,049
Wireless Telecommunication Services — 4.3%
ALLTEL Communications Inc., Senior Notes	10.375%	12/1/17	130,000	151,271	(a)(c)(e)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	200,000	208,500
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	385,000	402,325
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	150,000	121,500
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	610,000	568,825
True Move Co., Ltd., Notes	10.750%	12/16/13	595,000	624,006	(a)
Total Wireless Telecommunication Services				2,076,427
TOTAL TELECOMMUNICATION SERVICES				4,669,476
UTILITIES — 5.8%
Electric Utilities — 2.4%
EEB International Ltd., Senior Bonds	8.750%	10/31/14	100,000	111,500	(a)
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	230,000	244,662
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	1,155,000	808,500
Total Electric Utilities				1,164,662
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	120,000	122,550
Independent Power Producers & Energy Traders — 3.1%
AES Corp., Senior Notes	9.375%	9/15/10	100,000	103,250
Colbun SA, Senior Notes	6.000%	1/21/20	100,000	100,925	(a)
Dynegy Holdings Inc., Senior Debentures	7.625%	10/15/26	180,000	116,100
Dynegy Inc., Bonds	7.670%	11/8/16	160,000	155,501
Edison Mission Energy, Senior Notes	7.750%	6/15/16	150,000	110,250
Edison Mission Energy, Senior Notes	7.200%	5/15/19	120,000	83,400
Edison Mission Energy, Senior Notes	7.625%	5/15/27	155,000	99,975
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	330,000	246,675
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	187,908	128,717	(e)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	30,000	27,075
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	49,199	52,274
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	48,715	52,368
NRG Energy Inc., Senior Notes	7.250%	2/1/14	190,000	191,900

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Independent Power Producers & Energy Traders — continued
NRG Energy Inc., Senior Notes	7.375%	1/15/17	30,000		$29,775
Total Independent Power Producers & Energy Traders					1,498,185
TOTAL UTILITIES					2,785,397
TOTAL CORPORATE BONDS & NOTES (Cost — $40,225,353)					41,829,002
COLLATERALIZED SENIOR LOANS — 1.3%
CONSUMER DISCRETIONARY — 0.4%
Auto Components — 0.4%
Allison Transmission Inc., Term Loan B	2.980 - 3.010%	6/11/10	218,661		208,509	(h)(i)
ENERGY — 0.7%
Energy Equipment & Services — 0.5%
Turbo Beta Ltd., Term Loan	14.500%	5/13/10	249,815		221,086	(c)(h)(i)
Oil, Gas & Consumable Fuels — 0.2%
Ashmore Energy International, Synthetic Revolving Credit Facility	3.246%	4/30/10	16,243		15,085	(h)(i)
Ashmore Energy International, Term Loan	3.290%	6/30/10	109,191		101,411	(h)(i)
Total Oil, Gas & Consumable Fuels					116,496
TOTAL ENERGY					337,582
INDUSTRIALS — 0.0%
Trading Companies & Distributors — 0.0%
Penhall International Corp., Term Loan	0.000%	4/1/12	40,006		5,001
UTILITIES — 0.2%
Independent Power Producers & Energy Traders — 0.2%
Energy Future Holdings, Term Loan B3	3.729 - 3.790%	6/30/10	99,744		81,243	(h)(i)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $671,055)					632,335
CONVERTIBLE BONDS & NOTES — 0.7%
FINANCIALS — 0.1%
Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc., Senior Notes	4.000%	2/15/15	30,000		30,563
INDUSTRIALS — 0.6%
Marine — 0.6%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	330,000		290,812
TOTAL CONVERTIBLE BONDS & NOTES (Cost — $313,274)					321,375
SOVEREIGN BONDS — 4.3%
Argentina — 0.8%
Republic of Argentina, Bonds	7.000%	9/12/13	409,000		364,555
Republic of Argentina, GDP Linked Securities	1.330%	12/15/35	65,000	EUR	5,005	(d)
Total Argentina					369,560
Brazil — 0.6%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	512,000	BRL	280,508
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	45,000	BRL	22,759
Total Brazil					303,267
Colombia — 0.2%
Republic of Colombia, Senior Notes	7.375%	3/18/19	100,000		115,500
Indonesia — 0.4%
Republic of Indonesia	10.250%	7/15/22	539,000,000	IDR	63,675
Republic of Indonesia	11.000%	9/15/25	297,000,000	IDR	36,146
Republic of Indonesia	10.250%	7/15/27	378,000,000	IDR	42,792
Republic of Indonesia, Bonds	9.750%	5/15/37	408,000,000	IDR	42,622
Total Indonesia					185,235
Panama — 0.6%
Republic of Panama	7.250%	3/15/15	28,000		32,130
Republic of Panama	9.375%	4/1/29	78,000		106,275
Republic of Panama	6.700%	1/26/36	130,000		138,775
Total Panama					277,180

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Turkey — 0.9%
Republic of Turkey, Senior Notes	7.000%	6/5/20	12,000	$13,260
Republic of Turkey, Senior Notes	6.875%	3/17/36	417,000	423,255
Total Turkey				436,515
Venezuela — 0.8%
Bolivarian Republic of Venezuela	8.500%	10/8/14	12,000	10,500
Bolivarian Republic of Venezuela	5.750%	2/26/16	386,000	281,780	(a)
Bolivarian Republic of Venezuela	7.650%	4/21/25	16,000	10,480
Bolivarian Republic of Venezuela, Collective Action Securities	9.375%	1/13/34	53,000	39,088
Bolivarian Republic of Venezuela, Collective Action Securities, Notes	10.750%	9/19/13	28,000	27,510
Total Venezuela				369,358
TOTAL SOVEREIGN BONDS (Cost — $2,169,621)				2,056,615

			SHARES
COMMON STOCKS — 1.6%
CONSUMER DISCRETIONARY — 1.1%
Media — 1.1%
Charter Communications Inc.			10,703	369,253	*(g)
Charter Communications Inc., Class A Shares			3,836	132,342	*
SuperMedia Inc.			237	9,681	*
TOTAL CONSUMER DISCRETIONARY				511,276
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SemGroup Corp., Class A Shares			867	25,008	*
FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
CIT Group Inc.			2,568	100,049	*
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.			229	9,281	*
MATERIALS — 0.2%
Chemicals — 0.2%
Applied Extrusion Technologies Inc., Class B Shares			1,091	2,455	*(c)(g)
Georgia Gulf Corp.			6,715	124,160	*
TOTAL MATERIALS				126,615
TOTAL COMMON STOCKS (Cost — $973,410)				772,229
CONVERTIBLE PREFERRED STOCKS — 1.1%
FINANCIALS — 1.1%
Diversified Financial Services — 1.1%
Bank of America Corp.	7.250%		290	282,750
Citigroup Inc.	7.500%	12/5/12	1,800	219,384
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $466,835)				502,134
PREFERRED STOCKS — 2.3%
FINANCIALS — 2.3%
Commercial Banks — 0.3%
Santander Finance Preferred SA Unipersonal	10.500%		5,575	157,494	(c)
Diversified Financial Services — 2.0%
Citigroup Capital XII	8.500%		14,100	364,397	(d)
Preferred Plus, Trust, Series FRD-1	7.400%		10,700	248,454
Saturns, Series F 2003-5	8.125%		14,800	349,428
Total Diversified Financial Services				962,279
TOTAL PREFERRED STOCKS (Cost — $932,814)				1,119,773

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2010

WESTERN ASSET HIGH INCOME FUND INC.

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS — 0.0%
Buffets Restaurant Holdings		4/28/14	169	$2	*(c)(g)
Charter Communications Inc.		11/30/14	209	1,254	*
Nortek Inc.		12/7/14	340	850	*(g)
SemGroup Corp.		11/30/14	912	7,527	*(c)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)
TOTAL WARRANTS (Cost — $4,751)				9,633
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $45,757,113)				47,243,096

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government Agency — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $23,982)	0.190%	8/19/10	$24,000	23,981	(j)(k)
Repurchase Agreement — 1.1%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity - $547,000; (Fully collateralized by U.S. government agency obligation, 0.000% due 4/13/10; Market Value - $560,000) (Cost - $547,000)	0.010%	4/1/10	547,000	547,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $570,982)				570,981
TOTAL INVESTMENTS — 99.6% (Cost — $46,328,095#)				47,814,077
Other Assets in Excess of Liabilities — 0.4%				212,936
TOTAL NET ASSETS — 100.0%				$48,027,013

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2010.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(h)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	The maturity date shown represents the last in range of maturity dates.
(j)	Rate shown represents yield-to-maturity.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	-	Brazilian Real
	EUR	-	Euro
	GDP	-	Gross Domestic Product
	IDR	-	Indonesian Rupiah
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$41,829,002	—	$41,829,002
Collateralized senior loans	—	632,335	—	632,335
Convertible bonds & notes	—	321,375	—	321,375
Sovereign bonds	—	2,056,615	—	2,056,615
Common stocks:
Consumer discretionary	$142,023	369,253	—	511,276
Materials	124,160	—	2,455	126,615
Other common stocks	134,338	—	—	134,338
Convertible preferred stocks	502,134	—	—	502,134
Preferred stocks	755,376	364,397	—	1,119,773
Warrants	—	8,781	852	9,633
Total long-term investments	$1,658,031	$45,581,758	$3,307	$47,243,096
Short-term investments†	—	570,981	—	570,981
Total investments	$1,658,031	$46,152,739	$3,307	$47,814,077
Other financial instruments:
Futures contracts	$6,111	—	—	6,111
Forward foreign currency contracts	—	673	—	673
Total other financial instruments	$6,111	$673	—	$6,784
Total	$1,664,142	$46,153,412	$3,307	$47,820,861

†See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE	ASSET-	COMMON STOCKS
	BONDS &	BACKED	CONSUMER			ESCROWED	PREFERRED
INVESTMENTS IN SECURITIES	NOTES	SECURITIES	DISCRETIONARY	ENERGY	MATERIALS	SHARES	STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$273,880	$0	$0	$20,804	$2,455	$0	$0	$4,333	$301,472
Accrued premiums/discounts	23,768	—	—	—	—	—	—	—	23,768
Realized gain/(loss)(1)	—	(493,850)	(22,000)	—	—	—	(4,880)	—	(520,730)
Change in unrealized appreciation (depreciation)(2)	(49,753)	493,850	22,000	4,204	—	(0)	4,880	4,046	479,227
Net purchases (sales)	3,005	—	—	—	—	—	—	—	3,005
Transfers in Level 3	—	—	—	—	—	—	—	—	—
Transfers out of Level 3	(250,900)	—	—	(25,008)	—	—	—	(7,527)	(283,435)
Balance as of March 31, 2010	—	—	—	—	$2,455	—	—	$852	$3,007
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	—	—	—	—	$0	—	—	$(3,481)	$(3,481)

(1)This amount is included in net realized gain (loss) from investment transactions.

(2)Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)  Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d)  Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e)  Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,835,660
Gross unrealized depreciation	(2,349,678)
Net unrealized appreciation	$1,485,982

At March 31, 2010, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contracts to Buy:
U.S. Treasury Bonds	4	6/10	$477,419	$479,875	$2,456

Contracts to Sell:
U.S. Treasury 5-Year Notes	17	6/10	$1,955,999	$1,952,344	3,655
Net Unrealized Gain on Open Futures Contracts					$6,111

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	92,435	$125,102	5/18/10	$673

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$6,111	—	—	—	$6,111
Foreign Exchange Contracts	—	—	$673	—	673
Other Contracts	—	—	—	—	—
Total	$6,111	—	$673	—	$6,784

During the period ended March 31, 2010 the Fund had average market values of $243,031, $980,821 and $94,838, in futures contracts (to buy), futures contracts (to sell) and forward foreign currency contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 27, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 27, 2010